Marketable Securities, Investment in and Loans to Affiliates	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Investments [Abstract]
Marketable Securities, Investment in and Loans to Affiliates

Note 6 - Marketable Securities, Investment in and Loans to Affiliates

At December 31, 2022, the Company had invested $2,908,300 in Jupiter Wellness Sponsor LLC (“JWSL”), a limited liability company formed for the sole purpose of sponsorship of Jupiter Wellness Acquisition Corp. (“JWAC”), a special purpose acquisition company (“SPAC”) and an unconsolidated subsidiary. Mr. Brian John, our CEO, is the managing member of JWSL and was the Chief Executive Officer of JWAC.

JWAC filed a Current Report on Form 8-K filed with the Securities Exchange Commission on May 2, 2023. JWAC’s stockholders approved JWAC’s business combination with Chijet Inc. and its affiliates including Chijet Motor Company Inc. (collectively “Chijet”), at its Special Meeting of Stockholders held on May 2, 2023 and closed the transaction on June 1, 2023. As a result, on June 27, 2023, the Company received a total of 1,662,434 shares of restricted common stock of Chijet (Nasdaq: CJET) in exchange for its Loans. In August 2023, the Company receive 96,000 additional shares ChiJet due to downside protection clauses in the business combination agreements.

In May 2023, the Company purchased 48,000 shares of JWAC (now Chijet) common stock for $508,800 and in September 2023, the Company purchased an additional 10,000, shares for $14,332.

During the nine months ended September 30, 2023 the Company sold 256,637 ChiJet shares for a realized gain of $216,664.

At September 30, 2023 the Company, the Company held 1,292,297 common shares of Chijet (the “CJET Shares”) are considered trading securities and are categorized as marketable securities on the balance sheet. At September 30, 2023 the CJET Shares had a combined fair market value of $2,281,074 had a combined unrealized loss of $356,359 which is included in other income.

In connection with the Chijet transaction, our CEO Brian John is “entitled to a twenty percent (20%) bonus based on the net profits realized from any investment made by the Company.” At June 30, 2023 the Company had recorded a contingent liability of $233,377 payable to Brian in this regard. During the three months ended September 30, 2023, Brian agreed to receive 267,500 shares of restricted ChiJet shares in lieu of any bonuses payments related to the transaction.

On December 9, 2022, The Company entered into a stock exchange agreement (the “Exchange Agreement”) with SRM Entertainment, Inc. (“SRM”) to govern the separation of SRM from the Company. On May 26, 2023, we amended and restated the Exchange Agreement (the “Amended and Restated Exchange Agreement”) to include additional information regarding the distribution and the separation of SRM the Company. The separation as set forth in the Amended and Restated Exchange Agreement with Jupiter closed August 14, 2023. Pursuant to the Amended and Restated Exchange Agreement, on May 31, 2023, SRM issued to the Company 6,500,000 shares of SRM Common Stock (representing 79.3% of SRM’s outstanding shares of Common Stock) in exchange for 2 ordinary shares of SRM Ltd owned by the Company (representing all of the issued and outstanding ordinary shares of SRM) (the “Share Exchange”). On August 14, 2023, SRM consummated its Initial Public Offering (“IPO”), pursuant to which it sold 1,250,000 shares of its common stock at a price of $5.00 per share. In connection with the Share Exchange and SRM’s IPO, the Company distributed 2,000,000 shares of SRM’s common stock to the Company’s stockholders and certain warrant holders (out of the 6.5 million shares issued in May 2023) which occurred on the effective date of the Registration Statement but prior to the closing of the IPO. Following such distribution, the Company owns 4.5 million of the 9,450,000 shares of common stock outstanding and SRM is now a minority owned subsidiary of the Company. SRM.

At December 31, 2022, the Company had an outstanding unsecured, non-interest bearing loan receivable balance of $1,482,673 from SRM Entertainment, Ltd, its wholly owned subsidiary. On September 1, 2022, the loan was converted to a six percent (6%) interest-bearing promissory note (the “Note”) due on the earlier of: (i) September 30, 2023 or (ii) the date on which the Company consummates an initial public offering of its securities. During the nine months ended September 30, 2023, the Company accrued $55,847 interest expense on the Note. The total balance of $1,538,520 ($1,482,673 note and $55,847 interest) due Jupiter was paid from proceeds SRM’s Initial Public Offering (“IPO”) on August 14, 2023.

At December 31, 2022, the Company had loans totaling $9,073 to an affiliate. There were no loans at September 30, 2023.

Note 6 - Investment in Affiliate

At December 31, 2021, the Company had invested $2,908,300 in Jupiter Wellness Sponsor LLC (“JWSL”), a limited liability company formed for the sole purpose of sponsorship of Jupiter Wellness Acquisition Corp. (“JWAC”), a special purpose acquisition company (“SPAC”) and an unconsolidated subsidiary. Mr. Brian John, our CEO, is the managing member of JWSL and Chief Executive Officer of JWAC.

On November 3, 2021, JWAC filed a registration statement (“IPO”) with the Securities and Exchange Commission with an initial funding of $100M. On December 6, 2021 the IPO was deemed effective. The total amount raised in the IPO was $138m. JWAC has a vote scheduled on April 17,2023 on a potential merger.

At December 31, 2022, JWSL holds 1,437,500 Founders shares of JWAC and 288,830 Private Placement Units of JWAC for the benefit of the Company.

At December 31, 2022, the Company also had a $9,073 loan to an affiliate.